Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring And Nonrecurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	$ 3	$ 5
U.S. Government agencies | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	3	5
Obligations of states and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	82,368	50,697
Obligations of states and political subdivisions | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	82,368	50,697
U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	330,814	288,197
U.S. Government agencies | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	330,814	288,197
Private label
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	942	1,231
Private label | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	942	1,231
Trust preferred securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	6,662	5,858
Trust preferred securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	4,127	3,762
Trust preferred securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	2,535	2,096
Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	23,574	18,693
Corporate securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	23,574	18,693
Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	4,231	3,273
Marketable equity securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	4,231	3,273
Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	1,489	1,512
Investment funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	1,489	1,512
Derivative assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	15,463	10,811
Derivative assets | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	15,463	10,811
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	6,916	8,482
Provision For Loan Losses on Impaired Loans During Period	(665)	0
Impaired loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	6,916	8,482
Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	4,588	6,518
Write-downs included in other non-interest expense	(665)	(937)
Other real estate owned | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	4,588	6,518
Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	625	0
Write-downs included in other non-interest expense	(444)	(1,449)
Other Assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	625	0
Derivative liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities, Recurring	15,483	10,933
Derivative liabilities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities, Recurring	$ 15,483	$ 10,933